Related party transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related party borrowings and receivables
Lease liabilities	$ 370,000,000		$ 370,000,000		$ 374,000,000
AGSA
Related party borrowings and receivables
Net charge	10,000,000	$ 10,000,000	19,000,000	$ 19,000,000
Lease liabilities	2,000,000		2,000,000
Net Movement In Working Capital	$ (4,000,000)	$ (2,000,000)	$ (1,000,000)	$ (3,000,000)